Willkie Farr & Gallagher LLP Letterhead
September 14, 2005
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Gabelli Equity Trust Inc. (the “Fund”)
Pre-Effective Amendment No. 1 to Registration Statement on Form N-2
Securities Act File No. 333-127724, Investment Company Act File No. 811-04700
Response to Comments
Ladies and Gentlemen:
On behalf of the Fund, I hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 1 (“Amendment No. 1”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) which, pursuant to Section 310 of Regulation S-T, has been tagged to indicate the changes from the Fund’s initial Registration Statement, filed with the Securities and Exchange Commission (the “Commission”) on August 19, 2005 (the “Prior Filing”).
Amendment No. 1 is being filed on behalf of the Fund in response to the comments made by Laura Hatch of the staff (the “Staff”) of the Securities and Exchange Commission on September 9, 2005 to the Fund’s Prior Filing. For the convenience of the Staff, the substance of those comments has been set forth below. The Fund’s responses to each comment is set out immediately under the restated comment.
1.	Comment: On page 9, please move footnote (3) to below the expense example.
Response: We have made the requested change.
2.	On page 19, please define “a properly completed and executed Subscription Certificate.”
Response: We have made the requested change.

Securities and Exchange Commission
September 14, 2005

3.	On page 20, it states that “a Rights holder will have no right to rescind a purchase after the Subscription Agent has received payment either by means of a notice of guaranteed delivery or a check.” Please include this statement in the front of the Prospectus.
Response: We have made the requested change.
4.	Comment: If you intend to omit certain information from the form of prospectus included with the registration statement that is declared effective in reliance on Rule 430A under the Securities Act, please identify the omitted information to us supplementally, preferably before filing the Fund’s final pre-effective amendment.
Response: The Registration Statement is complete and no information is being omitted in reliance on Rule 430A of the Securities Act.
In addition, the Fund has modified the over-subscription privilege. In the Prior Filing the over-subscription privilege consisted of two components: (1) the ability of the Fund to issue a fixed number of additional shares (the “secondary over-subscription privilege”), and (2) an additional over-subscription privilege permitting the Fund to issue additional Common Shares in an amount of up to 20% of the sum of shares issued pursuant to the primary subscription and secondary over-subscription privilege. Amendment No. 1 only includes the latter. Various other stylistic and clarifying changes have also been made in Amendment No. 1.
The Fund requests that the Amendment be declared effective as of 3:00 p.m. on September 15, 2005, or as soon as possible thereafter.
Any questions or comments on Amendment No. 1 should be directed to the undersigned at (212) 728-8622.
Very truly yours,
/s/ Aaron D Wasserman
Aaron D Wasserman
Enclosures

cc:	Laura Hatch, Division of Investment Management, SEC Daniel Schloendorn, Esq., Willkie Farr & Gallagher LLP Bruce Alpert, Gabelli Funds, LLC James McKee, Esq., Gabelli Funds, LLC